Lincoln Abstract & Settlement Services, LLC, (“Lincoln Abstract”) was engaged by Bayview Fund Management LLC as a diligence agent to order and review current owner title search reports for a population of 1901 mortgage loans.

Lincoln Abstract performed a review of current owner title search reports to determine whether the mortgage was in proper lien position and whether certain other reported liens had an impact on the priority position of the mortgage. In reviewing the title reports the following information was analyzed:

1.	Lien position of the mortgage;
2.	Number of judgments prior to mortgage;
3.	Dollar amount of judgments prior to mortgage;
4.	Whether mortgage was in a Superlien state;
5.	Whether a potential HOA Superlien was reported;
6.	Dollar amount of HOA Superlien reported;
7.	Whether a potential Municipal Lien was reported;
8.	Dollar amount of Municipal Lien reported.

If the review of the title search reports of the mortgages revealed that a mortgage was not in 1st lien position, a review of the related title insurance policy was performed to determine whether such title insurance policy took exception to the reported priority lien or judgment.

With respect to these 1901 mortgage loans:

1.	As set forth in the title reports, 1 subject mortgage was not found of record. Of which;

a.	1 subject Mortgage was confirmed to have been discharged.

2.	As set forth in the title reports, the subject mortgages are in Category 1 or 1st lien position, where the Title/Lien search confirmed the expected lien position, with the exception of:

a.	158 mortgage loans for which potentially superior pre-origination

PO Box 6761, Providence, RI 02940 Phone: 401-831-3500 Fax: 401-831-3520 www.Lincoln-Abstract.com closings@lincoln-abstract.com mortgages/liens/judgments were found of record. Of which there were;

i.	96 Category 2 Mortgage Loans which had Clear Title Policies that confirmed the lien insured is in the expected lien position.

ii.	45 Category 3 Mortgage Loans which had Title Policies that were available but did not confirm the lien insured is in the expected lien position.

iii.	17 Category 4 Mortgage Loans which had Title Policies that were unavailable or deficient and therefore did not confirm the lien insured is in the expected lien position.

3.	As set forth in the title reports, there were 21 mortgage loans for which potentially superior post origination HOA Superliens and Municipal Liens were found of record. Of which there were;

a.	3 Mortgage Loans which had potentially superior post origination HOA Superliens. The total amount of those HOA Superliens is $5,041.51.

b.	18 Mortgage Loans which had potentially superior post origination Municipal Liens. The total amount of those Municipal Liens is $56,853.45.

Sincerely,

/s/ Jennifer S. Johnson
Jennifer S. Johnson, Esq., EVP

PO Box 6761, Providence, RI 02940 Phone: 401-831-3500 Fax: 401-831-3520 www.Lincoln-Abstract.com closings@lincoln-abstract.com